Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Other liabilities
As at June 30, 2021 and December 31, 2020, other liabilities included the following:

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Uncertain tax provisions	84	79
Lease liabilities	71	68
Accrued expenses	69	110
Employee withheld taxes, social security and vacation payments	43	47
Contract liabilities	31	31
Accrued interest expense	30	38
Taxes payable	36	29
Unfavorable drilling contracts	7	7
Other liabilities	9	27
Total Other Liabilities	380	436

Other liabilities are presented in our Consolidated Balance Sheet as follows:

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Other current liabilities	275	316
Other non-current liabilities	105	120
Total Other Liabilities	380	436